Related parties	12 Months Ended
Dec. 31, 2023
Disclosure of Transactions Between Related Parties [Line Items]
Related parties
28.
Related parties
(a)
Related Party Transactions

Dlocal Argentina S.A. entered into a loan agreement with Dlocal Group in June 2023 for a total amount of USD 100,000 with maturity date on June, 2024. The main purpose of the loan was the acquisition of the Argentinian bonds as detailed on note 1.3 (b) and note 15. As both subsidiaries are fully consolidated, outstanding balances have been eliminated. The main impact on these consolidated financial statements refers to foreign exchange losses on the Dlocal Argentina S.A.

(b)
Key Management compensation

The Group’s Executive Team and Director compensation was as follows:

	2023	2022	2021
Short-term employee benefits – Salaries and wages	2,177	1,767	1,900
Long-term employee benefits – Share-based payment	6,822	3,351	7,590
	8,999	5,118	9,490

(c)
Transactions with other related parties

The following transactions occurred with related parties:

	2023	2022	2021
Transactions with merchants – Revenues	1,494	1,158	2,030
Transactions with preferred suppliers (Collection entities) – Costs	(53)	(621)	(561)
Transactions with other related parties – Financial expenses (item (a))	81,024	—	—

(d)
Outstanding balances arising from transactions with related parties

The following balances are outstanding at the end of the reporting period in relation to transactions with related parties:

	2023	2022
Balances with merchants – trade receivables	406	428
Balances with merchants – trade payables	—	(482)
Balances with preferred suppliers (Collection entities) – trade payables	(19)	(1,258)
Balances with preferred suppliers (Collection entities) – trade receivables	—	552

All transactions with related parties were made on normal commercial terms and conditions and at market rates. Outstanding balances are unsecured and are repayable in cash.